Reconciliation of Pro Forma Basic and Diluted Earnings Per Share (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest expense	$ 1,255	$ 8,524	$ 28,155
Conversion of debt to common stock		35,158
Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Conversion of debt to common stock		30,000
After Conversion | Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest expense		$ 178	$ 3,100
Stock Options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share	487,314	627,419
Stock Options | Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share		627,419
Warrant
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share	4,240,521	4,240,521
Warrant | Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share		4,240,521
Restricted Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share		3,507
Restricted Stock | Pro Forma
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of diluted earnings per share		3,507